Victory Portfolios IV

5935 La Cantera Parkway

San Antonio, Texas 78256

August 5, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Victory Portfolios IV

File Nos. 333-282907; 811-24019

Ladies and Gentlemen:

On behalf of Victory Portfolios IV (the “Registrant”) with respect to each of the series portfolios of the Registrant with a fiscal year-end ended March 31, 2026 (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The forms of prospectus for Victory Pioneer Fundamental Growth Fund and Victory Pioneer Multi-Asset Ultrashort Income Fund and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 9 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 28, 2026, accession number 0001193125-26- 320917.

If you have any questions or comments regarding this filing, please call me at 617-422-4695.

Very truly yours,

Victory Portfolios IV

By: /s/ Thomas Reyes

Thomas Reyes

Assistant Secretary